Condensed Financial Information of the Company - Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash flow statement [Line Items]
Net cash generated from operating activities	¥ 206,151	¥ 245,514	¥ 253,701
Net cash generated from investing activities	(212,231)	(106,533)	(194,523)
Net cash used in financing activities	(57,820)	(108,231)	(48,958)
Net (decrease)/increase in cash and cash equivalents	(63,900)	30,750	10,220
Cash and cash equivalents at beginning of year	120,636	90,413	79,842
Effect of changes in foreign exchange rate	566	(527)	351
Cash and cash equivalents at end of year	57,302	120,636	90,413
Parent [member]
Disclosure of cash flow statement [Line Items]
Net cash generated from operating activities	2	(72)	(69)
Net cash generated from investing activities	15,792	28,840	12,900
Net cash used in financing activities	(16,331)	(28,913)	(12,813)
Net (decrease)/increase in cash and cash equivalents	(537)	(145)	18
Cash and cash equivalents at beginning of year	554	796	753
Effect of changes in foreign exchange rate	228	(97)	25
Cash and cash equivalents at end of year	¥ 245	¥ 554	¥ 796